CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income
Loans, including fees	$ 280,111	$ 262,703	$ 230,246
Investment securities
Taxable	50,568	43,103	39,577
Tax-exempt	5,918	4,535	4,611
Total investment securities interest	56,486	47,638	44,188
Other earning assets	(3,524)	(4,391)	(4,675)
Total interest income	333,073	305,950	269,759
Interest expense
Deposits	35,182	22,613	19,474
Short-term borrowings	8,193	4,506	1,364
Long-term borrowings	6,153	6,160	2,419
Total interest expense	49,528	33,279	23,257
Net interest income	283,545	272,671	246,502
Provision for loan and lease losses	3,582	10,140	9,641
Net interest income after provision for loan and lease losses	279,963	262,531	236,861
Noninterest income
Service charges on deposit accounts	19,775	18,933	19,015
Trust and wealth management fees	14,073	13,200	13,128
Bankcard income	13,298	12,132	11,578
Client derivative fees	6,418	4,570	4,389
Net gains on sales of loans	5,169	6,804	6,471
Net gains (losses) on sales of investment securities	1,649	234	1,505
Other	15,760	13,728	19,116
Total noninterest income	76,142	69,601	75,202
Noninterest expenses
Salaries and employee benefits	132,560	122,361	111,792
Net occupancy	17,397	18,329	18,232
Furniture and equipment	8,443	8,663	8,722
Data processing	14,022	11,406	10,863
Marketing	3,201	3,965	3,723
Communication	1,819	1,889	2,161
Professional services	15,023	6,303	9,622
State intangible tax	2,655	2,034	2,331
FDIC assessments	3,944	4,293	4,446
Loss (gain) - other real estate owned	642	(1,212)	1,861
Other	40,236	23,370	27,377
Total noninterest expenses	239,942	201,401	201,130
Income before income taxes	116,163	130,731	110,933
Income tax expense	19,376	42,205	35,870
Net income	$ 96,787	$ 88,526	$ 75,063
Earnings per common share
Basic	$ 1.57	$ 1.45	$ 1.23
Diluted	$ 1.56	$ 1.43	$ 1.21
Average common shares outstanding - basic	61,529,460	61,206,093	61,062,657
Average common shares outstanding - diluted	62,171,590	61,985,422	61,847,547